RESEARCH AND DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of research and development costs	A breakdown of research and development costs is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Research and development costs expensed during the year	592,690	563,311	538,903
Amortization of capitalized development costs	326,171	330,781	342,656
Total research and development costs	918,861	894,092	881,559